Financing Liabilities - Financing Liabilities Presented in Current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 906,543	¥ 1,299,347
Reclassification from non-current liabilities (Current portion)	2,211,761	1,706,277
Total	3,118,304	3,005,624
Commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	421,801	839,292
Loans [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	434,675	424,788
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Current financing liabilities	¥ 50,067	¥ 35,267